--------------------------------------------------------------------------------
NEW JERSEY
DAILY MUNICIPAL                             600 Fifth Avenue, New York, NY 10020
INCOME FUND, INC.                                                  (212)830-5200

================================================================================







Dear Shareholder:


We are pleased to present the annual report of New Jersey Daily Municipal Income Fund, Inc. for the period November 1, 2001 through January 31, 2002.

The Fund had net assets of $191,664,437 and 659 active shareholders as of January 31, 2002.

Thank you for your support and we look forward to continuing to serve your cash management needs.



Sincerely,




\s\Steven W. Duff



Steven W. Duff
President






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS
JNAUARY 31, 2002

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date       Yield      (Note 1)   Moody's  & Poor's
   ------                                                                         ----       -----       ------    -------  --------


Tax Exempt Commercial Paper (14.71%)
------------------------------------------------------------------------------------------------------------------------------------
$ 6,000,000   New Jersey EDA Exempt Facilities RB (Chambers Co-Generation)
              LOC Dexia CLF                                                     02/20/02     1.15%   $   6,000,000   VMIG-1    A1+
  6,800,000   New Jersey EDA Exempt Facilities RB (Logan 1992 Project)
              LOC Union Bank of Switzerland                                     02/20/02     1.15        6,800,000   VMIG-1    A1+
  6,000,000   New Jersey EDFA (Princeton University) - Series 1997A             03/07/02     1.15        6,000,000    P1       A1+
  3,000,000   New Jersey State TRAN - Series 2002A                              04/04/02     1.15        3,000,000    P1       A1+
  2,400,000   New Jersey State TRAN - Series 2002A                              04/09/02     1.20        2,400,000    P1       A1+
  4,000,000   Salem County, NJ PCFA
              (Philadelphia Electric Company) - Series 93
              LOC Bank One                                                      03/06/02     2.40        4,000,000   VMIG-1    A1+
-----------                                                                                             ----------
 28,200,000   Total Tax Exempt Commercial Paper                                                         28,200,000
-----------                                                                                             ----------
Tax Exempt General Obligation Notes & Bonds (20.63%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,180,906   Borough of Carlstadt, Bergen County, NJ BAN (b)                   02/08/02     3.35%   $   1,181,004
  3,440,000   Kittatinny, NJ Regional High School (b)                           07/17/02     1.64        3,457,352
  1,000,000   Morristown, NJ TAN (b)                                            02/15/02     3.13        1,000,111
  2,095,105   Mountain Lakes, NJ BAN (b)                                        07/25/02     2.70        2,101,907
  1,040,000   Ocean County, NJ General Improvement GO Bonds (b)                 08/01/02     2.55        1,045,300
  3,670,000   Tinton Falls, NJ BAN (b)                                          09/27/02     2.30        3,683,449
  1,852,500   Township of Alexandria, NJ BAN (b)                                03/07/02     3.35        1,853,500
    931,000   Township of Hardyston, NJ BAN (b)                                 04/24/02     3.31          931,910
  2,627,000   Township of Monroe, Middlesex County, NJ BAN (b)                  07/22/02     2.65        2,637,181
  2,293,000   Township of Monroe, Middlesex County, NJ BAN (b)                  09/17/02     2.10        2,301,419
  6,000,000   Township of North Brunswick, Middlesex County, NJ BAN             02/21/02     1.48        6,006,224    MIG-1
  9,000,000   Township of Woodbridge, NJ BAN                                    07/26/02     2.62        9,015,966    MIG-1
  4,279,322   Village Township of South Orange, NJ BAN (b)                      01/27/03     1.57        4,317,963
-----------                                                                                             ----------
 39,408,833   Total Tax Exempt General Obligation Notes & Bonds                                         39,533,286
-----------                                                                                             ----------
Variable Rate Demand Instruments (c) (64.29%)
------------------------------------------------------------------------------------------------------------------------------------
$ 4,900,000   Camden County, NJ Improvement Authority RB
              (Parkview Redevelopment Housing Project) - Series 1996
              LOC General Electric Capital Corporation                          07/01/26     1.40%   $   4,900,000             A1

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date       Yield      (Note 1)   Moody's  & Poor's
   ------                                                                         ----       -----       ------    -------  --------
Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000   Camden County, NJ Improvement Authority RB
              (Senior Redevelopment Harvest Village Project) - Series A
              LOC Chase Manhattan Bank, N.A.                                    07/01/29     1.45%   $   2,000,000             A1+
  1,450,000   Clipper, NJ Tax-Exempt Certificate - Series 1999                  12/28/04     1.45        1,450,000   VMIG-1
  4,145,000   Commonwealth of Puerto Rico Public Improvement
              Tender Option Certificates
              Insured by FSA                                                    07/01/19     1.30        4,145,000             A1+
  5,400,000   Dade County, FL Water & Sewer System RB - Series 1994
              Insured by FGIC                                                   10/05/22     1.35        5,400,000   VMIG-1    A1+
 11,800,000   Hudson County, NJ Improvement Authority
              (Essential Purpose Pooled Government)
              LOC First Union National Bank                                     07/15/26     1.15       11,800,000             A1
  1,720,000   Johnston County, NC Industrial Facilities & PCFA
              (House-Authority Mills Inc. Project) (b)
              LOC Branch Bank & Trust Company                                   02/01/13     1.55        1,720,000
  2,985,000   Morgan Stanley Floating Rate Trust
              (Mercer County Improvement Authority) - Series 402                01/01/18     1.30        2,985,000   VMIG-1
  1,000,000   New Jersey EDA Dock Facility Refunding RB
              (Bayonne/IMTT-Bayonne Project) - Series A
              LOC Suntrust Bank                                                 12/01/27     1.45        1,000,000   VMIG-1
    800,000   New Jersey EDA Dock Facility Refunding RB
              (Bayonne/IMTT-Bayonne Project) - Series 1993B
              LOC Suntrust Bank                                                 12/01/27     1.45          800,000   VMIG-1
  1,450,000   New Jersey EDA Economic Growth Bonds - Series 1994A
              LOC National Westminster Bank PLC                                 08/01/14     1.30        1,450,000             A1
  2,000,000   New Jersey EDA (Encap Golf Holdings LLC) - Series A
              LOC Bayerische Landesbank                                         10/01/26     1.30        2,000,000   VMIG-1    A1+
  3,895,000   New Jersey EDA EDRB (Airis Newark LLC Project)
              Insured by AMBAC Indemnity Corp.                                  01/01/19     1.30        3,895,000   VMIG-1    A1
  4,500,000   New Jersey EDA EDRB (Mount Olive Industrial Realty Corp.)
              LOC Bank of New York                                              12/01/07     1.45        4,500,000             A1+
  2,260,000   New Jersey EDA IDRB (Kooltronic Incorporated Project) (b)
              LOC First Union National Bank                                     12/01/08     1.35        2,260,000
    100,000   New Jersey EDA Manufacturing Facility RB
              (Commerce Center Project)
              LOC PNC Bank, N.A.                                                08/01/17     1.25          100,000             A1

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JANAUARY 31, 2002

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date       Yield      (Note 1)   Moody's  & Poor's
   ------                                                                         ----       -----       ------    -------  --------
Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   920,000   New Jersey EDA Refunding RB (Ninette Group, L.P. Project) (b)
              LOC First Union National Bank                                     08/01/11     1.35%   $     920,000
  1,000,000   New Jersey EDA Refunding RB (Union County Genlyte Project)
              LOC Bank of America                                               10/15/09     1.40        1,000,000    P1
  2,000,000   New Jersey EDA RB (Bennedictine Abbey Newark)
              LOC First Union National Bank                                     12/01/30     1.20        2,000,000   VMIG-1
  2,645,000   New Jersey EDA RB (Color Graphics Inc. Project) (b)
              LOC First Union National Bank                                     12/01/17     1.30        2,645,000
  2,710,000   New Jersey EDA RB (Filtra Corporation Project) (b)
              LOC Summit Bank                                                   08/01/15     1.40        2,710,000
  1,465,000   New Jersey EDA RB (Mclean Association LLC Project) (b)
              LOC First Union National Bank                                     08/01/14     1.35        1,465,000
  2,000,000   New Jersey EDA School RB (Peddie School) - Series 1994B           02/01/19     1.25        2,000,000             A1
    850,000   New Jersey EDA School RB (Peddie School) - Series 1996            02/01/26     1.25          850,000             A1
  1,200,000   New Jersey EDA (Stolthaven Project) - Series A
              LOC Citibank, N.A.                                                01/15/18     1.45        1,200,000    P1       A1+
  2,500,000   New Jersey EDA Thermal Energy Facility RB
              LOC Bank One                                                      12/01/09     1.40        2,500,000   VMIG-1
  3,100,000   New Jersey HFFA (Hospital Capital Asset Finance)
              LOC Chase Manhattan Bank, N.A.                                    07/01/35     1.15        3,100,000   VMIG-1
  8,200,000   New Jersey Sports & Expo Authority Services
              Insured by MBIA Insurance Corp.                                   09/01/24     1.15        8,200,000   VMIG-1    A1+
  2,850,000   New Jersey State EDA (Campus 130 Association) (b)
              LOC Bank of New York                                              12/01/11     1.45        2,850,000
  1,791,500   New Jersey State EDA RB (Hartz & Rex Associates) (b)
              LOC Citibank, N.A.                                                01/01/12     1.47        1,791,500
  5,000,000   New Jersey State Educational Facilities
              (College of New Jersey) - Series A
              Insured by AMBAC Indemnity Corp.                                  07/01/29     1.30        5,000,000   VMIG-1    A1+
  1,100,000   New Jeresy State Municipal Securities Trust Receipts - Series CB1 02/15/11     1.40        1,100,000   VMIG-1
  2,000,000   New Jersey State Transportation Corporate Certificate
              (Putters) - Series 148
              Insured by AMBAC Indemnity Corp.                                  03/15/09     1.28        2,000,000             A1+


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date       Yield      (Note 1)   Moody's  & Poor's
   ------                                                                         ----       -----       ------    -------  --------
Variable Rate Demand Instruments (c) (Contiued)
------------------------------------------------------------------------------------------------------------------------------------
$ 6,000,000   New Jersey State Transportation Puttable Tax Exempt Receipts
              (Putters) - Series 172
              Insured by MBIA Insurance Corp.                                   06/15/10     1.30%   $   6,000,000             A1+
  2,400,000   New Jersey State Trust Receipts - Series L11-Reg D                05/01/03     1.25        2,400,000   VMIG-1
  8,400,000   New Jersey Turnpike RB - Series 1991D
              Insured by FGIC                                                   01/01/18     1.30        8,400,000   VMIG-1    A1+
    900,000   New York State ERDA PCRB
              (Niagara Mohawk Power Corporation) - Series 1985C
              LOC Canadian Imperial Bank of Commerce                            12/01/25     1.50          900,000    P1
  2,000,000   North Carolina Medical Care Community Hospital
              (Duke University Project)                                         06/01/15     1.30        2,000,000   VMIG-1    A1+
  3,600,000   North Carolina Medical Care Community Hospital RB
              (Duke University Hospital Project) - Series C                     06/01/15     1.30        3,600,000   VMIG-1    A1+
  1,000,000   Puerto Rico Infrastructure Financing Authority
              (Eagle Trust) - Series 2001 (b)                                   10/01/34     1.15        1,000,000
  1,300,000   Puerto Rico PFC P-Floats PA 561R
              Insured by FSA                                                    07/01/16     1.18        1,300,000             A1+
  3,000,000   Puerto Rico PFC P-Floats PA 782                                   10/01/24     1.18        3,000,000             A1+
  1,495,000   Puerto Rico PFC P-Floats PA 783                                   10/01/19     1.18        1,495,000             A1+
  1,000,000   Somerset, NJ Industrial Pollution Control Authority
              (Minnesota Mining Co.)                                            08/01/22     1.20        1,000,000             A1+
    400,000   Union County, NJ PCFA (Exxon Mobil Corp.) - Series 1994           07/01/33     0.70          400,000    P1       A1+
-----------                                                                                            ------------
123,231,500   Total Variable Rate Demand Instruments                                                    123,231,500
-----------                                                                                            ------------
              Total Investments (99.63%) (Cost $190,964,786+)                                           190,964,786
              Cash And Other Assets In Excess Of Liabilities (0.37%)                                        699,651
                                                                                                       ------------
              Net Assets (100.00%)                                                                     $191,664,437
                                                                                                       ============
              Net Asset Value, offering and redemption price per share:
              Class A Shares,   106,064,725 Shares Outstanding (Note 3)                                $       1.00
                                                                                                       ============
              Class B Shares,    12,921,160 Shares Outstanding (Note 3)                                $       1.00
                                                                                                       ============
              JPMorgan Shares,   72,694,677 Shares Outstanding (Note 3)                                $       1.00
                                                                                                       ============

              +   Aggregate cost for federal income tax purposes is identical.





--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS  (CONTINUED)
JANUARY 31, 2002

================================================================================




FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who issues the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to the rated securities in which the Fund invests.

(c) Securities are payable on demand at par including accrued interest (usually with seven days notice) and where applicable are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


KEY:
     BAN      =   Bond Anticipation Note                          IDRB     =    Industrial Development Revenue Bond
     EDA      =   Economic Development Authority                  LOC      =    Letter of Credit
     EDFA     =   Economic Development Finance Authority          PFC      =    Public Finance Corporation
     EDRB     =   Economic Development Revenue Bond               PCFA     =    Pollution Control Finance Authority
     ERDA     =   Energy and Research Development Authority       PCRB     =    Pollution Control Revenue Bond
     FGIC     =   Financial Guarantee Insurance Company           RB       =    Revenue Bond
     FSA      =   Financial Security Assurance                    TAN      =    Tax Anticipation Note
     GO       =   General Obligation                              TRAN     =    Tax and Revenue Anticipation Note
     HFFA     =   Health Facility Finance Authority











--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF OPERATIONS

================================================================================


                                                                                  Three Months            For the year
                                                                                     ended                   ended
                                                                                January 31, 2002        October 31, 2001
                                                                                ----------------        ----------------
INVESTMENT INCOME

Income:

   Interest..................................................................... $    843,622            $  5,772,867
                                                                                  -----------             -----------

Expenses: (Note 2)

   Investment management fee....................................................      150,062                 575,736

   Administration fee...........................................................      105,043                 403,015

   Shareholder servicing fee (Class A shares)...................................       58,253                 226,165

   Shareholder servicing fee (JPMorgan shares)..................................       34,492                 125,684

   Custodian fee................................................................        6,329                  12,329

   Shareholder servicing and related shareholder expenses+......................       35,707                 150,158

   Legal, compliance and filing fees............................................        9,545                  62,418

   Audit and accounting.........................................................       20,476                  86,125

   Directors' fees..............................................................        5,781                   6,020

   Other........................................................................        1,466                   9,522
                                                                                  -----------             -----------

    Total expenses..............................................................      427,154               1,657,172

    Expenses paid indirectly....................................................       -0-               (     14,663)
                                                                                  -----------             -----------

Net expenses....................................................................      427,154               1,642,509
                                                                                  -----------             -----------

Net investment income...........................................................      416,468               4,130,358


REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments.........................................       -0-                    -0-
                                                                                  -----------             -----------

Increase in net assets from operations.......................................... $    416,468            $  4,130,358
                                                                                  ===========             ===========

+ Includes class specific transfer agency expenses of $20,389, $1,824 and $12,072 for Class A, Class B and JPMorgan shares, respectively, for the three months ended January 31, 2002 and $84,333, $7,994 and $46,866 for Class A, Class B and JPMorgan shares, respectively, for the year ended October 31, 2001.






--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================

                                                                                                             For the
                                                                                Three months               year ended
                                                                                   ended                   October 31,
                                                                                 January 31,      ----------------------------
                                                                                    2002              2001            2000
                                                                                -------------     ------------    ------------

INCREASE (DECREASE) IN NET ASSETS

Operations:
   Net investment income........................................................$     416,468     $  4,130,358    $  4,579,279
   Net realized gain (loss) on investments......................................       -0-              -0-       (         84)
                                                                                -------------     ------------    ------------
   Increase in net assets from operations.......................................      416,468        4,130,358       4,579,195
Dividends to shareholders from net
   investment income:
       Class A shares...........................................................(     238,641)*   (  2,312,673)*  (  2,799,602)*
       Class B shares...........................................................(      38,376)*   (    385,272)*  (    308,499)*
       JPMorgan shares..........................................................(     139,451)*   (  1,432,413)*  (  1,471,178)*
Capital share transactions (Note 3):
       Class A shares...........................................................(  15,901,175)      28,108,559    (  7,868,383)
       Class B shares...........................................................(   3,098,852)       3,600,928       5,648,668
       JPMorgan shares..........................................................    9,441,355       11,625,939       6,513,413
                                                                                -------------     ------------    ------------
       Total increase (decrease)................................................(   9,558,672)      43,335,426       4,293,614
Net assets:
    Beginning of period.........................................................  201,223,109      157,887,683     153,594,069
                                                                                -------------     ------------    ------------
    End of period...............................................................$ 191,664,437     $201,223,109    $157,887,683
                                                                                =============     ============    ============

*  Designated as exempt-interest dividends for federal income tax purposes.










--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================



1. Summary of Accounting Policies.

New Jersey Daily Municipal Income Fund, Inc. ("Fund") is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short term, tax exempt money market fund. The Fund has three classes of stock authorized, Class A, Class B and JPMorgan shares (formerly Chase Vista shares). The Class A and JPMorgan shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. In all other respects the Class A, Class B and JPMorgan shares represent the same interest in the income and assets of the Fund. Distribution for Class B shares commenced on February 9, 1996 and JPMorgan shares commenced on July 9, 1999. In the current period, the Fund changed its fiscal year end from October 31 to January 31. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management LLC (Manager), at the annual rate of .30% of the Fund's average daily net assets.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
2. Investment Management Fees and Other Transactions with Affiliates (Continued)

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to Class A and JPMorgan shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to .20% of the Fund's average daily net assets with respect only to the Class A and JPMorgan shares. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $2,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $24,811 paid to Reich & Tang Services L.P., an affiliate of the Manager, as shareholder servicing agent for the Fund.

3. Capital Stock.

At January 31, 2002, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $191,680,292. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                     Three months                    Year                    Year
Class A shares                                          ended                       ended                   ended
--------------                                     January 31, 2002            October 31, 2001        October 31, 2000
                                                   ----------------            ----------------        ----------------
Sold...................................                84,833,182                 375,283,526             277,633,942
Issued on reinvestment of dividends....                   276,286                   2,285,044               2,666,795
Redeemed...............................             ( 101,010,643)              ( 349,460,011)          ( 288,169,120)
                                                     ------------                ------------            ------------
Net increase (decrease)................             (  15,901,175)                 28,108,559           (   7,868,383)
                                                     ============                ============            ============

                                                     Three months                    Year                    Year
Class B shares                                          ended                       ended                   ended
--------------                                     January 31, 2002            October 31, 2001        October 31, 2000
                                                   ----------------            ----------------        ----------------
Sold...................................                15,414,093                  55,880,699              57,623,177
Issued on reinvestment of dividends....                    40,125                     374,715                 292,988
Redeemed...............................             (  18,553,070)              (  52,654,486)          (  52,267,497)
                                                     ------------                ------------            ------------
Net increase (decrease)................             (   3,098,852)                  3,600,928               5,648,668
                                                     ============                ============            ============
                                                     Three months                    Year                    Year
JP Morgan shares                                         ended                      ended                   ended
----------------                                   January 31, 2002            October 31, 2001        October 31, 2000
                                                   ----------------            ----------------        ----------------
Sold...................................                29,560,250                 168,959,320              95,773,596
Issued on reinvestment of dividends....                   155,506                   1,472,639               1,437,801
Redeemed...............................             (  20,274,401)              ( 158,806,020)          (  90,697,984)
                                                     ------------                ------------            ------------
Net increase...........................                 9,441,355                  11,625,939               6,513,413
                                                     ============                ============            ============


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

4. Sales of Securities.

Accumulated undistributed net realized losses at January 31, 2002 amounted to $12,241. This amount represents tax asis capital losses which may be carried forward to offset future capital gains. Such losses expire in varying amounts from 2004 through 2008.

5. Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of New Jersey and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 61% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance, and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of
holdings  with  credit   enhancements   from  one  financial   institution.

6. Financial Highlights.

                                                                                            Year ended
Class A shares                                    Three months                              October 31,
--------------                                       ended        -----------------------------------------------------------
                                                January 31, 2002    2001          2000         1999         1998       1997
                                                ----------------  --------      --------     --------     --------   --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period............  $ 1.00          $ 1.00        $ 1.00       $ 1.00       $ 1.00     $ 1.00
                                                  ---------       --------      --------     --------     --------   --------
Income from investment operations:
    Net investment income.......................    0.002           0.022         0.030        0.023        0.026      0.027
Less distributions:
    Dividends from net investment income........  ( 0.002  )      ( 0.022 )     ( 0.030 )    ( 0.023 )    ( 0.026 )  ( 0.027 )
                                                   --------        -------       -------      -------      -------    -------
Net asset value, end of period..................  $ 1.00          $ 1.00        $ 1.00       $ 1.00       $ 1.00     $ 1.00
                                                  =========       ========      ========     ========     ========   ========
Total Return....................................    0.21%  (b)      2.21%         3.00%        2.30%        2.65%      2.70%
Ratios/Supplemental Data
Net assets, end of period (000).................  $106,056        $121,956      $ 93,848     $146,824     $166,234   $217,529
Ratios to average net assets:
    Expenses (a)................................    0.87% (c)       0.88%         0.89%        0.86%        0.84%      0.86%
    Net investment income.......................    0.82% (c)       2.13%         2.96%        2.27%        2.60%      2.66%
    Expenses paid indirectly ...................    0.00% (c)       0.01%         0.00%        0.00%        0.00%      0.00%

(a) Includes expenses paid indirectly
(b) Not annualized
(c) Annualized








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
6. Financial Highlights. (Continued)

                                                                                            Year ended
Class B shares                                    Three months                              October 31,
--------------                                       ended        -----------------------------------------------------------
                                                January 31, 2002    2001          2000         1999         1998       1997
                                                ----------------  --------      --------     --------     --------   --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period............  $ 1.00          $ 1.00        $ 1.00       $ 1.00       $ 1.00     $  1.00
                                                  ---------       --------      --------     --------     --------   --------
Income from investment operations:
    Net investment income.......................    0.003           0.024         0.032        0.025        0.028       0.029
Less distributions:
    Dividends from net investment income........  ( 0.003 )       ( 0.024 )     ( 0.032 )    ( 0.025 )    ( 0.028 )  (  0.029 )
                                                   -------         -------       -------      -------      -------    --------
Net asset value, end of period..................  $ 1.00          $ 1.00        $ 1.00       $ 1.00       $ 1.00     $  1.00
                                                  ========        ========      ========     ========     ========   =========
Total Return....................................    0.26% (b)       2.44%         3.22%        2.51%        2.86%       2.91%
Ratios/Supplemental Data
Net assets, end of period (000).................  $ 12,920        $ 16,019      $ 12,418     $  6,770     $  2,278   $     315
Ratios to average net assets:
    Expenses (a)................................    0.65% (c)       0.66%         0.67%        0.67%        0.63%       0.65%
    Net investment income.......................    1.05% (c)       2.41%         3.23%        2.48%        2.76%       2.88%
    Expenses paid indirectly ...................    0.00% (c)       0.01%         0.00%        0.00%        0.00%       0.00%

                                                                         Year ended
JPMorgan shares                                   Three months           October 31,                July 9, 1999
---------------                                      ended        ----------------------     (Commencement of Offering)
                                                January 31, 2002    2001          2000          to October 31, 1999
                                                ----------------  --------      --------        -------------------
Per Share Operating Performance:
(for a share outstanding throughout the period).
Net asset value, beginning of period............  $ 1.00          $ 1.00        $ 1.00               $ 1.00
                                                  --------        --------      --------             -------
Income from investment operations:
  Net investment income.........................    0.002           0.022         0.030                0.007
Less distributions:
 Dividends from net investment income...........  ( 0.002 )       ( 0.022 )     ( 0.030 )            ( 0.007)
                                                   -------         -------       -------              ------
Net asset value, end of period..................  $ 1.00          $ 1.00        $ 1.00               $ 1.00
                                                  ========        =========     ========             =======
Total Return....................................    0.21% (b)       2.21%         3.00%                0.72%(b)
Ratios/Supplemental Data
Net assets, end of period (000).................  $ 72,688        $ 63,248      $ 51,622             $ 45,109
Ratios to average net assets:
  Expenses (a)..................................    0.87%(c)        0.88%         0.89%                0.86%(c)
  Net investment income.........................    0.82%(c)        2.13%         2.96%                2.27%(c)
  Expenses paid indirectly......................    0.00%(c)        0.01%         0.00%                0.00%

(a) Includes expenses paid indirectly
(b) Not Annualized
(c) Annualized


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
REPORT OF INDEPENDENT ACCOUNTANTS

================================================================================





To the Board of Directors and Shareholders of New Jersey Daily Municipal Income Fund, Inc.





In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of New Jersey Daily Municipal Income Fund, Inc. (the "Fund") at January 31, 2002, the results of its operations for the three month period ended January 31, 2002 and the year ended October 31, 2001, the changes in its net assets for the three month period ended January 31, 2002 and the two year period ended October 31, 2001 and the financial highlights for the three month period ended January 31, 2002 and the three year period ended October 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2002 by correspondence with the custodian, provides a reasonable basis for our opinion. The financial highlights for each of the two years in the period ended October 31, 1998 were audited by other independent accountants whose report dated December 4, 1998 expressed an unqualified opinion on those statements.




PricewaterhouseCoopers LLP
New York, New York
March 4, 2002









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)


================================================================================

                                                  Directors and Officers Information
                                                           January 31, 2002+

-------------------------- -------------- --------------- --------------------------- ---------------------- --------------
                                                                                      Number of Portfolios       Other
                            Position(s)   Term of Office   Principal Occupation(s)             in            Directorships
                             Held with    and Length of          During Past              Fund Complex          held by
     Name, Address*,           Fund        Time Served             5 Years            Overseen by Director      Director
         and Age                                                                           or Officer
-------------------------- -------------- --------------- --------------------------- ---------------------- ---------------
Dr. W. Giles Mellon,         Director          1990        Professor of Business      Director/Trustee of         N/A
Age 71                                                     Administration in the      12 other portfolios
                                                           Graduate School of
                                                           Management, Rutgers
                                                           University
-------------------------- -------------- --------------- --------------------------- ---------------------- ---------------
Robert Straniere,Esq.,       Director          1990        Owner, Straniere Law Firm  Director/Trustee of         N/A
Age 60                                                                                12 other portfolios
-------------------------- -------------- --------------- --------------------------- ---------------------- ---------------
Dr. Yung Wong,               Director          1990        Managing Director of       Director/Trustee of         N/A
Age 63                                                     Abacus Associates          12 other portfolios
-------------------------- -------------- --------------- --------------------------- ---------------------- ---------------
Steven W. Duff,             President and      1994        Manager and President of   Director/Trustee            N/A
Age 48                      Director**                     Reich & Tang Asset         and/or Officer of 17
                                                           Management, LLC ("RTAM,    other portfolios
                                                           LLC"), a registered
                                                           Investment Advisor
-------------------------- -------------- --------------- --------------------------- ---------------------- ---------------
Molly Flewharty,            Vice President     1990        Senior Vice President of   Vice President of 17        N/A
Age 50                                                     RTAM, LLC                  other portfolios
-------------------------- -------------- --------------- --------------------------- ---------------------- ---------------
Lesley M. Jones,            Vice President     1990        Senior Vice President of   Vice President of 11        N/A
Age 53                                                     RTAM, LLC                  other portfolios
-------------------------- -------------- --------------- --------------------------- ---------------------  ---------------
Dana E. Messina,            Vice President     1990        Executive Vice President   Vice President of 14        N/A
Age 45                                                     of RTAM, LLC               other portfolios
-------------------------- -------------- --------------- --------------------------- ---------------------- ---------------
Richard DeSanctis,          Treasurer and      1992        Executive Vice President,  Officer of 17 other         N/A
Age 45                      Assistant                      CFO of RTAM, LLC           portfolios
                            Secretary
-------------------------- -------------- --------------- --------------------------- ---------------------- ---------------
Rosanne Holtzer,            Secretary and      1998        Senior Vice President of   Officer of 17 other         N/A
Age 37                      Assistant                      RTAM, LLC                  portfolios
                            Treasurer
-------------------------- -------------- --------------- --------------------------- ---------------------- ---------------

* The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue,
  New York, NY 10020.

**Steven W. Duff is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund's investment advisor.

+ The Statement of Additional Information includes additional information about New Jersey Daily Municipal Income Fund, Inc.
  (the "Fund") directors and is available, without charge, upon request by calling the fund's transfer agent at (212) 830-5200.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------













-------------------------------------------------------
This report is submitted  for the general  information
of the  shareholders of the Fund. It is not authorized
for distribution to prospective  investors in the Fund
unless   preceded  or   accompanied  by  an  effective
prospectus,  which includes information  regarding the
Fund's  objectives  and  policies,  experience  of its
management,   marketability   of  shares,   and  other
information.
-------------------------------------------------------




New Jersey Daily Municipal Income Fund, Inc.
  600 Fifth Avenue
  New York, New York 10020


Manager
  Reich & Tang Asset Management LLC
  600 Fifth Avenue
  New York, New York 10020


Custodian
  The Bank of New York
  15 Broad Street, 7th Floor
  New York, New York 10286


Transfer Agent & Dividend
  Disbursing Agent
  Reich & Tang Services, Inc.
  600 Fifth Avenue
  New York, New York 10020









  NJ1/02A

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------













NEW JERSEY
DAILY
MUNICIPAL
INCOME
FUND, INC.






















                                  Annual Report
                                January 31, 2002